GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.6%
COMMON STOCKS — 121.6%
Automobiles & Components — 1.0%
BorgWarner, Inc.†	437	$18,957
General Motors Co.	1,616	59,146
Harley-Davidson, Inc.(a)	304	11,306

		89,409

Banks — 0.8%
JPMorgan Chase & Co.	270	37,638
US Bancorp†	542	32,135

		69,773

Capital Goods — 19.9%
3M Co.†	599	105,676
Allegion PLC (Ireland)†	196	24,410
AMETEK, Inc.†	479	47,776
Arconic, Inc.†	858	26,401
Caterpillar, Inc.	115	16,983
Cummins, Inc.†	419	74,984
Dover Corp.†	318	36,653
Eaton Corp. PLC (Ireland)†	1,134	107,413
Emerson Electric Co.†	1,299	99,062
Fortune Brands Home & Security, Inc.†	297	19,406
Honeywell International, Inc.†	1,201	212,577
Illinois Tool Works, Inc.†	191	34,309
Ingersoll-Rand PLC (Ireland)†	511	67,922
Jacobs Engineering Group, Inc.†	306	27,488
Johnson Controls International PLC (Ireland)†	2,100	85,491
L3Harris Technologies, Inc.†	196	38,783
Lockheed Martin Corp.†	578	225,062
Masco Corp.†	607	29,130
Northrop Grumman Corp.†	346	119,014
Pentair PLC (Ireland)†	355	16,284
Raytheon Co.†	487	107,013
TransDigm Group, Inc.†(a)	112	62,720
United Technologies Corp.†	1,516	227,036
Westinghouse Air Brake Technologies Corp.†	393	30,575

		1,842,168

Commercial & Professional Services — 0.8%
Cintas Corp.	204	54,892
Robert Half International, Inc.†	243	15,346
Waste Management, Inc.†	42	4,786

		75,024

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)†	87	$8,488
Hanesbrands, Inc.†(a)	765	11,360
Leggett & Platt, Inc.†	278	14,131
Mohawk Industries, Inc.†*	151	20,593
Newell Brands, Inc.†	883	16,971
PVH Corp.†	156	16,403
Whirlpool Corp.†(a)	133	19,622

		107,568

Consumer Services — 1.5%
Hilton Worldwide Holdings, Inc.	85	9,427
McDonald’s Corp.†	417	82,403
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	437	25,525
Yum! Brands, Inc.†	221	22,261

		139,616

Diversified Financials — 6.6%
American Express Co.†	372	46,310
Berkshire Hathaway, Inc., Class B†*	238	53,907
BlackRock, Inc.†	314	157,848
Discover Financial Services†	318	26,973
Franklin Resources, Inc.†(a)	1,137	29,539
Intercontinental Exchange, Inc.	2	185
Invesco Ltd. (Bermuda)†(a)	1,159	20,839
Moody’s Corp.†	384	91,165
Nasdaq, Inc.†	373	39,948
S&P Global, Inc.†	236	64,440
T Rowe Price Group, Inc.†	644	78,465

		609,619

Energy — 5.8%
Chevron Corp.†	1,409	169,799
ConocoPhillips†	1,132	73,614
Devon Energy Corp.†	1,036	26,905
Helmerich & Payne, Inc.†	246	11,176
HollyFrontier Corp.†	444	22,515
Kinder Morgan, Inc.†	251	5,314
Marathon Petroleum Corp.†	1,341	80,795
Phillips 66†	898	100,046
TechnipFMC PLC (United Kingdom)†	946	20,282
Valero Energy Corp.†	260	24,349

		534,795

Food & Staples Retailing — 4.0%
Sysco Corp.†	1,009	86,310
Walgreens Boots Alliance, Inc.†	2,457	144,865

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	1,193	$141,776

		372,951

Food, Beverage & Tobacco — 13.0%
Altria Group, Inc.†	2,754	137,452
Archer-Daniels-Midland Co.†	1,178	54,600
Campbell Soup Co.†(a)	680	33,606
Coca-Cola Co. (The)†	2,424	134,168
Constellation Brands, Inc., Class A	11	2,087
General Mills, Inc.†	1,562	83,661
Hershey Co. (The)†	575	84,514
Kellogg Co.†	701	48,481
Kraft Heinz Co. (The)†	2,815	90,446
McCormick & Co., Inc., non-voting shares†(a)	243	41,244
Molson Coors Beverage Co., Class B†	457	24,632
Mondelez International, Inc., Class A†	2,634	145,081
PepsiCo, Inc.†	1,211	165,507
Philip Morris International, Inc.†	1,775	151,035
Tyson Foods, Inc., Class A†	35	3,186

		1,199,700

Health Care Equipment & Services — 4.9%
Cardinal Health, Inc.†	48	2,428
Centene Corp.†*	928	58,343
CVS Health Corp.†	2,997	222,647
DaVita, Inc.†*	367	27,536
Henry Schein, Inc.(a)*	1	67
Humana, Inc.†	134	49,114
Laboratory Corp. of America Holdings†*	62	10,489
McKesson Corp.†	80	11,066
Medtronic PLC (Ireland)	51	5,786
Quest Diagnostics, Inc.†	290	30,969
Universal Health Services, Inc., Class B†	183	26,253
WellCare Health Plans, Inc.*	23	7,595

		452,293

Household & Personal Products — 2.9%
Colgate-Palmolive Co.†	1,665	114,619
Kimberly-Clark Corp.†	507	69,738
Procter & Gamble Co. (The)†	699	87,305

		271,662

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 3.8%
Allstate Corp. (The)	142	$15,968
Assurant, Inc.†	135	17,696
Chubb Ltd. (Switzerland)†	68	10,585
Cincinnati Financial Corp.†	377	39,642
Globe Life, Inc.	117	12,314
Hartford Financial Services Group, Inc. (The)†	764	46,428
Marsh & McLennan Cos., Inc.†	1,069	119,097
Progressive Corp. (The)†	220	15,926
Travelers Cos., Inc. (The)†	494	67,653
WR Berkley Corp.	141	9,743

		355,052

Materials — 5.6%
Avery Dennison Corp.†	210	27,472
Ball Corp.†	696	45,010
Celanese Corp.†	243	29,918
DuPont de Nemours, Inc.†	1,096	70,363
Eastman Chemical Co.	6	476
FMC Corp.†	288	28,748
International Paper Co.	398	18,328
Linde PLC (Ireland)†	479	101,979
LyondellBasell Industries NV, Class A (Netherlands)†	165	15,589
Mosaic Co. (The)†	804	17,399
Packaging Corp. of America†	220	24,638
PPG Industries, Inc.†	501	66,879
Sherwin-Williams Co. (The)†	78	45,516
Westrock Co.†	544	23,343

		515,658

Media & Entertainment — 5.0%
Charter Communications, Inc., Class A†*	301	146,009
Comcast Corp., Class A†	4,367	196,384
DISH Network Corp., Class A†*	208	7,378
Fox Corp., Class A†	1,435	53,195
Interpublic Group of Cos., Inc. (The)†	820	18,942
Omnicom Group, Inc.†	490	39,700

		461,608

Pharmaceuticals, Biotechnology & Life Sciences — 11.7%
AbbVie, Inc.†	1,436	127,143
Alexion Pharmaceuticals, Inc.†*	456	49,316
Amgen, Inc.†	513	123,669
Biogen, Inc.†*	499	148,068

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.	4,241	$272,230
Gilead Sciences, Inc.†	415	26,967
Johnson & Johnson†	560	81,687
Merck & Co., Inc.†	1,493	135,788
Mylan NV (Netherlands)*	563	11,316
Pfizer, Inc.†	2,740	107,353

		1,083,537

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc., REIT	2	323
Boston Properties, Inc., REIT	3	414
CBRE Group, Inc., Class A†*	709	43,455
Duke Realty Corp., REIT	185	6,414
Equity Residential, REIT†	426	34,472
Essex Property Trust, Inc., REIT†	33	9,928
Mid-America Apartment Communities, Inc., REIT†	241	31,778
Prologis, Inc., REIT†	1,248	111,247
Realty Income Corp., REIT†	480	35,342
UDR, Inc., REIT†	579	27,039
Welltower, Inc., REIT†	16	1,309

		301,721

Retailing — 7.8%
Amazon.com, Inc.*	2	3,696
AutoZone, Inc.†*	61	72,670
Booking Holdings, Inc.†*	54	110,901
Dollar General Corp.†	214	33,380
eBay, Inc.†	2,204	79,586
Expedia Group, Inc.	66	7,137
Gap, Inc. (The)†(a)	780	13,790
Genuine Parts Co.†	310	32,931
Home Depot, Inc. (The)†	797	174,049
Kohl’s Corp.	189	9,630
LKQ Corp.†*	726	25,918
Target Corp.†	1,166	149,493
TJX Cos., Inc. (The)†	34	2,076
Tractor Supply Co.	4	374

		715,631

Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.†	580	35,403
KLA Corp.†	132	23,518
Lam Research Corp.†	62	18,129

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.†*	267	$31,033

		108,083

Software & Services — 5.2%
Accenture PLC, Class A (Ireland)†	932	196,251
Alliance Data Systems Corp.†	123	13,801
FleetCor Technologies, Inc.†*	53	15,249
International Business Machines Corp.†	556	74,526
Leidos Holdings, Inc.†	324	31,716
Oracle Corp.†	2,259	119,682
Western Union Co. (The)†(a)	1,097	29,378

		480,603

Technology Hardware & Equipment — 5.4%
Amphenol Corp., Class A†	94	10,174
Apple, Inc.†	492	144,476
Cisco Systems, Inc.†	3,851	184,694
F5 Networks, Inc.*	6	838
FLIR Systems, Inc.	5	260
HP, Inc.†	2,880	59,184
Motorola Solutions, Inc.†	97	15,631
Seagate Technology PLC (Ireland)†	6	357
TE Connectivity Ltd. (Switzerland)†	657	62,967
Xerox Holdings Corp.†	601	22,159

		500,740

Telecommunication Services — 5.0%
AT&T, Inc.†	6,521	254,841
Verizon Communications, Inc.†	3,430	210,602

		465,443

Transportation — 3.3%
Alaska Air Group, Inc.†(a)	277	18,767
CSX Corp.†	1,258	91,029
Delta Air Lines, Inc.†	1,417	82,866
Kansas City Southern	1	153
Southwest Airlines Co.†	1,212	65,424
United Airlines Holdings, Inc.†*	537	47,304

		305,543

Utilities — 1.9%
Evergy, Inc.†	477	31,048
NRG Energy, Inc.†	691	27,467

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	1,823	$116,125

		174,640

TOTAL COMMON STOCKS (Cost $9,903,774)		11,232,837

TOTAL LONG POSITIONS - 121.6%		11,232,837

(Cost $9,903,774)

SHORT POSITIONS — (96.6)%
COMMON STOCKS — (96.6)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(458)	(43,496)

Banks — (1.9)%
Citizens Financial Group, Inc.	(516)	(20,955)
Comerica, Inc.	(262)	(18,799)
Huntington Bancshares, Inc.	(1,525)	(22,997)
KeyCorp.	(1,196)	(24,207)
M&T Bank Corp.	(3)	(509)
Regions Financial Corp.	(1,798)	(30,854)
SVB Financial Group*	(89)	(22,343)
Wells Fargo & Co.	(330)	(17,754)
Zions Bancorp NA	(269)	(13,966)

		(172,384)

Capital Goods — (4.8)%
Boeing Co. (The)	(555)	(180,797)
Deere & Co.	(11)	(1,906)
Fastenal Co.	(1,005)	(37,135)
Flowserve Corp.	(233)	(11,596)
General Electric Co.	(13,905)	(155,180)
Huntington Ingalls Industries, Inc.	(74)	(18,565)
Quanta Services, Inc.	(262)	(10,666)
Roper Technologies, Inc.	(39)	(13,815)
Textron, Inc.	(395)	(17,617)

		(447,277)

Commercial & Professional Services — (0.2)%
Rollins, Inc.	(714)	(23,676)

Consumer Durables & Apparel — (2.9)%
Capri Holdings Ltd. (British Virgin Islands)*	(270)	(10,300)
Hasbro, Inc.	(226)	(23,868)
NIKE, Inc., Class B	(782)	(79,224)
NVR, Inc.*	(7)	(26,659)
PulteGroup, Inc.	(450)	(17,460)
Ralph Lauren Corp.	(116)	(13,598)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.	(490)	$(13,215)
Under Armour, Inc., Class C*	(807)	(15,478)
VF Corp.	(668)	(66,573)

		(266,375)

Consumer Services — (2.5)%
Carnival Corp. (Panama)	(435)	(22,111)
Chipotle Mexican Grill, Inc.*	(46)	(38,507)
Darden Restaurants, Inc.	(191)	(20,821)
Las Vegas Sands Corp.	(873)	(60,272)
Royal Caribbean Cruises Ltd. (Liberia)	(457)	(61,014)
Wynn Resorts Ltd.	(234)	(32,496)

		(235,221)

Diversified Financials — (1.8)%
Ameriprise Financial, Inc.	(2)	(333)
Cboe Global Markets, Inc.	(225)	(27,000)
Charles Schwab Corp. (The)	(1,255)	(59,688)
CME Group, Inc.	(14)	(2,810)
E*TRADE Financial Corp.	(429)	(19,464)
Goldman Sachs Group, Inc. (The)	(20)	(4,599)
Morgan Stanley	(139)	(7,106)
State Street Corp.	(593)	(46,906)

		(167,906)

Energy — (7.9)%
Cabot Oil & Gas Corp.	(686)	(11,943)
Cimarex Energy Co.	(222)	(11,653)
Concho Resources, Inc.	(438)	(38,356)
Diamondback Energy, Inc.	(351)	(32,594)
EOG Resources, Inc.	(923)	(77,310)
Exxon Mobil Corp.	(1,720)	(120,022)
Halliburton Co.	(282)	(6,901)
Hess Corp.	(558)	(37,280)
Marathon Oil Corp.	(1,409)	(19,134)
National Oilwell Varco, Inc.	(647)	(16,207)
Noble Energy, Inc.	(1,052)	(26,132)
Occidental Petroleum Corp.	(1,500)	(61,815)
ONEOK, Inc.	(900)	(68,103)
Pioneer Natural Resources Co.	(316)	(47,833)
Schlumberger Ltd. (Curacao)	(2,325)	(93,465)
Williams Cos., Inc. (The)	(2,640)	(62,621)

		(731,369)

Food & Staples Retailing — (0.4)%
Kroger Co. (The)	(1,257)	(36,440)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (1.2)%
Brown-Forman Corp., Class B	(1,041)	$(70,372)
Hormel Foods Corp.	(912)	(41,140)

		(111,512)

Health Care Equipment & Services — (9.8)%
Abbott Laboratories	(1,368)	(118,824)
ABIOMED, Inc.*	(99)	(16,888)
Align Technology, Inc.*	(172)	(47,995)
Baxter International, Inc.	(913)	(76,345)
Becton Dickinson and Co.	(70)	(19,038)
Boston Scientific Corp.*	(3,036)	(137,288)
Cerner Corp.	(585)	(42,933)
Cooper Cos., Inc. (The)	(107)	(34,378)
DENTSPLY SIRONA, Inc.	(485)	(27,446)
Edwards Lifesciences Corp.*	(250)	(58,322)
Hologic, Inc.*	(164)	(8,562)
IDEXX Laboratories, Inc.*	(188)	(49,092)
Intuitive Surgical, Inc.*	(211)	(124,733)
STERIS PLC (Ireland)	(112)	(17,071)
Stryker Corp.	(35)	(7,348)
Teleflex, Inc.	(101)	(38,020)
Varian Medical Systems, Inc.*	(150)	(21,302)
Zimmer Biomet Holdings, Inc.	(375)	(56,130)

		(901,715)

Household & Personal Products — (1.6)%
Coty, Inc., Class A	(1,648)	(18,540)
Estee Lauder Cos., Inc. (The), Class A	(616)	(127,229)

		(145,769)

Insurance — (1.7)%
Arthur J Gallagher & Co.	(102)	(9,713)
Lincoln National Corp.	(310)	(18,293)
Principal Financial Group, Inc.	(373)	(20,515)
Prudential Financial, Inc.	(569)	(53,338)
Unum Group	(390)	(11,372)
Willis Towers Watson PLC (Ireland)	(215)	(43,417)

		(156,648)

Materials — (2.4)%
Albemarle Corp.	(231)	(16,872)
Corteva, Inc.	(1,340)	(39,610)
Dow, Inc.	(1,013)	(55,441)
Freeport-McMoRan, Inc.	(3,159)	(41,446)
Newmont Goldcorp Corp.	(1,468)	(63,785)
Sealed Air Corp.	(92)	(3,664)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	(3)	$(432)

		(221,250)

Media & Entertainment — (4.4)%
Activision Blizzard, Inc.	(1,301)	(77,305)
Electronic Arts, Inc.*	(518)	(55,690)
Facebook, Inc., Class A*	(24)	(4,926)
Live Nation Entertainment, Inc.*	(335)	(23,942)
Netflix, Inc.*	(479)	(154,990)
News Corp., Class A	(350)	(4,949)
Take-Two Interactive Software, Inc.*	(247)	(30,240)
Twitter, Inc.*	(1,697)	(54,389)

		(406,431)

Pharmaceuticals, Biotechnology & Life Sciences — (8.3)%
Agilent Technologies, Inc.	(520)	(44,361)
Eli Lilly & Co.	(968)	(127,224)
Illumina, Inc.*	(321)	(106,489)
Incyte Corp.*	(478)	(41,739)
IQVIA Holdings, Inc.*	(423)	(65,358)
Mettler-Toledo International, Inc.*	(42)	(33,318)
PerkinElmer, Inc.	(203)	(19,711)
Perrigo Co. PLC (Ireland)	(228)	(11,778)
Regeneron Pharmaceuticals, Inc.*	(214)	(80,353)
Thermo Fisher Scientific, Inc.	(172)	(55,878)
Vertex Pharmaceuticals, Inc.*	(524)	(114,730)
Waters Corp.*	(109)	(25,468)
Zoetis, Inc.	(314)	(41,558)

		(767,965)

Real Estate — (5.0)%
American Tower Corp., REIT	(346)	(79,518)
Crown Castle International Corp., REIT	(725)	(103,059)
Equinix, Inc., REIT	(143)	(83,469)
Host Hotels & Resorts, Inc., REIT	(1,205)	(22,353)
Iron Mountain, Inc., REIT	(625)	(19,919)
Regency Centers Corp., REIT	(149)	(9,400)
SBA Communications Corp., REIT	(189)	(45,547)
Simon Property Group, Inc., REIT	(291)	(43,347)
SL Green Realty Corp., REIT	(137)	(12,588)
Vornado Realty Trust, REIT	(86)	(5,719)
Weyerhaeuser Co., REIT	(1,266)	(38,233)

		(463,152)

Retailing — (2.5)%
CarMax, Inc.*	(259)	(22,707)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.*	(403)	$(37,902)
L Brands, Inc.	(468)	(8,480)
Lowe’s Cos., Inc.	(733)	(87,784)
Macy’s, Inc.	(553)	(9,401)
Nordstrom, Inc.	(266)	(10,887)
Tiffany & Co.	(212)	(28,334)
Ulta Beauty, Inc.*	(94)	(23,795)

		(229,290)

Semiconductors & Semiconductor Equipment — (10.9)%
Advanced Micro Devices, Inc.*	(2,610)	(119,695)
Analog Devices, Inc.	(621)	(73,800)
Broadcom, Inc.	(555)	(175,391)
Maxim Integrated Products, Inc.	(590)	(36,291)
Microchip Technology, Inc.	(474)	(49,637)
Micron Technology, Inc.*	(1,755)	(94,384)
NVIDIA Corp.	(909)	(213,888)
QUALCOMM, Inc.	(1,855)	(163,667)
Skyworks Solutions, Inc.	(306)	(36,989)
Xilinx, Inc.	(410)	(40,086)

		(1,003,828)

Software & Services — (12.2)%
Adobe, Inc.*	(327)	(107,848)
Akamai Technologies, Inc.*	(353)	(30,492)
ANSYS, Inc.*	(133)	(34,236)
Autodesk, Inc.*	(462)	(84,759)
Cadence Design Systems, Inc.*	(440)	(30,518)
Citrix Systems, Inc.	(219)	(24,287)
DXC Technology Co.	(438)	(16,464)
Fidelity National Information Services, Inc.	(714)	(99,310)
Fiserv, Inc.*	(996)	(115,167)
Fortinet, Inc.*	(374)	(39,928)
Gartner, Inc.*	(129)	(19,879)
Global Payments, Inc.	(351)	(64,079)
Intuit, Inc.	(431)	(112,892)
NortonLifeLock, Inc.	(1,357)	(34,631)
PayPal Holdings, Inc.*	(290)	(31,369)
salesforce.com, Inc.*	(757)	(123,118)
ServiceNow, Inc.*	(312)	(88,084)
Synopsys, Inc.*	(251)	(34,939)
VeriSign, Inc.*	(198)	(38,151)

		(1,130,151)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (1.1)%
Corning, Inc.	(1,446)	$(42,093)
IPG Photonics Corp.*	(116)	(16,811)
NetApp, Inc.	(118)	(7,346)
Western Digital Corp.	(537)	(34,083)

		(100,333)

Transportation — (1.1)%
FedEx Corp.	(457)	(69,103)
Old Dominion Freight Line, Inc.	(128)	(24,292)
United Parcel Service, Inc., Class B	(42)	(4,917)

		(98,312)

Utilities — (11.5)%
Alliant Energy Corp.	(513)	(28,071)
Ameren Corp.	(450)	(34,560)
American Electric Power Co., Inc.	(905)	(85,532)
American Water Works Co., Inc.	(332)	(40,786)
Atmos Energy Corp.	(260)	(29,084)
CenterPoint Energy, Inc.	(921)	(25,116)
CMS Energy Corp.	(477)	(29,975)
Consolidated Edison, Inc.	(618)	(55,910)
DTE Energy Co.	(308)	(40,000)
Duke Energy Corp.	(1,138)	(103,797)
Edison International	(764)	(57,613)
Entergy Corp.	(434)	(51,993)
Eversource Energy	(582)	(49,511)
FirstEnergy Corp.	(975)	(47,385)
NextEra Energy, Inc.	(315)	(76,280)
NiSource, Inc.	(814)	(22,662)
Pinnacle West Capital Corp.	(189)	(16,997)
PPL Corp.	(1,224)	(43,917)
Public Service Enterprise Group, Inc.	(841)	(49,661)
Sempra Energy	(453)	(68,620)
WEC Energy Group, Inc.	(535)	(49,343)
Xcel Energy, Inc.	(944)	(59,935)

		(1,066,748)

TOTAL COMMON STOCK (Proceeds $8,314,054)		(8,927,248)

TOTAL SECURITES SOLD SHORT - (96.6)%		(8,927,248)

(Proceeds $8,314,054)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		6,930,880

NET ASSETS - 100.0%		$9,236,469

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $27,639, which was collateralized by $28,210 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 5/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.